Other assets - Schedule of Other Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Disposal group
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	£ 5,059		£ 0
Disposal group assets:
Deferred tax assets	13		0
Goodwill	50		0
Disposal group | Reinsurance contract liabilities
Disposal group assets:
Total CSM	(426)		0
Insurance contract assets	0		1
Reinsurance contract assets	422	£ 5,418	442
Investment in joint ventures and associates	542		401
Property, plant and equipment:	13,397		12,530
Prepayments	1,634		1,455
Deferred tax assets	5,005		5,185
Non-current assets or disposal groups classified as held for sale	5,122		0
Other assets	3,671		2,315
Total other assets	24,788		17,144
Total CSM	4,179		4,194
Reinsurance contract liabilities
Disposal group assets:
Increase (decrease) in insurance contracts liability (asset)	5,039
Total CSM	(467)		(221)
Present value of future cash flows £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	4,910	5,087	162
Risk adjustment for non- financial risk £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	71	35	70
Contractual service margin
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	500	£ 296	210
Excluding loss component £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	5,060		57
Loss component £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	278		271
Liability for incurred claims £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	143		114
Aggregate continuing and discontinued operations [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	5,481
Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	3,281		2,862
Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,100		920
Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	879		1,170
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	7,265		6,523
Right-of-use assets (note 25)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 872		£ 1,055